UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

B2R Finance Depositor L.P.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported):	February 13, 2018

Commission File Number of securitizer:	025-02177

Central Index Key Number of securitizer:	0001649872

Bob Conway, Treasurer, B2R Finance Depositor L.P., (651) 412.2001
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  _____

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  _____
 Central Index Key Number of underwriter (if applicable):  _____

Name and telephone number, including area code, of the person to contact in connection with this filing.

B2R Finance Depositor L.P., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  (i) B2R Mortgage Trust 2015-1, (ii) B2R Mortgage Trust 2015-2 and (iii) B2R Mortgage Trust 2016-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  February 13, 2018

B2R FINANCE DEPOSITOR L.P. (Securitizer)

By:	B2R Finance Depositor GP LLC, its general partner

By:	/s/ Robert Conway
Name: Robert Conway
Title: Treasurer